NOTE 5 - Basic and Diluted Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted
	2020	2019
Loss (numerator)	$(11,824)	$(13,305)
Weighted average shares (denominator)	5,285,747	5,285,747

Net loss per share – basic and diluted	$-	$-